Shareholders’ Equity (Details) - USD ($)					1 Months Ended	12 Months Ended
	Aug. 26, 2022	Nov. 30, 2021	Feb. 11, 2021	Aug. 08, 2019	Feb. 22, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 24, 2020	Apr. 03, 2020
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
First reverse stock split, description						On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020.
Shares issued (in Shares)									24,640,000	28,000,000
Ordinary shares outstanding (in Shares)									24,640,000	28,000,000
Ordinary shares reduced (in Shares)									16,800,000	24,640,000
Share capital amount						$ 500,000
Share-based compensation expenses						$ 2,170,801	$ 2,729,969
Granted restricted share (in Shares)	3,334,200
Restricted share percentage	25.00%
Nonvested percentage	75.00%
Vested term	3 years
Restricted share, par value (in Dollars per share)	$ 2
Total share-based compensation	$ 6,668,400
Service period term	3 years
Weighted average grant date fair value (in Dollars per share)						$ 2	$ 2
Total fair value of restricted						$ 1,559,600	$ 1,667,100
Restricted share units (in Shares)						2,170,801
Share-based compensation expenses to restricted share							2,729,969
Unrecognized compensation expenses						$ 1,310,130
Term of weighted average						1 year 3 months 10 days
Shareholders capital contributions						$ 3,910,897	12,438,125	3,332,622
Statutory reserves, percentage						50.00%
Statutory reserves						$ 2,477,940
Share capital						2,477,940
Share capital amount						$ 22,710,147
2022 Stock Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Shares)						3,679,200
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Share capital amount						$ 50,000
Ordinary shares (in Shares)						500,000,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Share capital amount						$ 500,000
Ordinary shares (in Shares)						5,000,000,000
Osiris International Cayman Limited [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)					$ 0.0001
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued (in Shares)			1,008,000
Price per share (in Dollars per share)			$ 4
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Gross proceeds			$ 4,032,000
Net proceeding			$ 27,504,639
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized (in Shares)			6,720,000
Price per share (in Dollars per share)			$ 4
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Gross proceeds			$ 26,880,000
Statutory reserves [Member]
Shareholders’ Equity [Line Items]
Statutory reserves							$ 2,477,940
Class A ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized (in Shares)						3,500,000,000	3,500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Ordinary shares (in Shares)						3,500,000,000
Ordinary shares, shares issued (in Shares)						19,574,078	18,794,278
Ordinary shares, shares outstanding (in Shares)						19,574,078	18,794,278
Class B ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized (in Shares)						1,500,000,000	1,500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Ordinary shares (in Shares)						1,500,000,000
Ordinary shares, shares issued (in Shares)						6,567,272	6,567,272
Ordinary shares, shares outstanding (in Shares)						6,567,272	6,567,272
EPOW [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized (in Shares)					500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Ordinary share issued (in Shares)				27,000,000	999,999
Price per share (in Dollars per share)				$ 0.0001
Total consideration				$ 2,800
Equity interest, percentage						75.00%
Jiagui Haifeng [Member]
Shareholders’ Equity [Line Items]
Equity interest, percentage		51.00%
Mr. Lifeng Wang [Member]
Shareholders’ Equity [Line Items]
Equity interest, percentage		49.00%
Statutory reserves [Member]
Shareholders’ Equity [Line Items]
After-tax profits percentage						10.00%
Statutory reserves, percentage						50.00%	50.00%
Sunrise Guizhou [Member]
Shareholders’ Equity [Line Items]
First reverse stock split, description						On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020.
Shareholders capital contributions							$ 10,759,335	$ 9,099,878
Yunqianyi [Member]
Shareholders’ Equity [Line Items]
Equity interest, percentage						25.00%
Shidong Cloud [Member]
Shareholders’ Equity [Line Items]
Capital contributions							52,863
Shareholders capital contributions							$ 78,851